Consolidated Balance Sheets (Current Period Unaudited) (USD $)	Sep. 30, 2013 Successor [Member]	Jan. 31, 2013 Predecessor [Member] Common Class L [Member]	Jan. 31, 2013 Predecessor [Member] Common Class A [Member]	Jan. 31, 2013 Predecessor [Member]
Current assets:
Cash and cash equivalents	$ 28,286,699			$ 10,203,169
Accounts receivable, net	14,113,992			9,061,229
Inventory, net	3,772,803			2,988,766
Deferred tax assets	231,383			372,618
Other current assets	1,282,461			686,099
Total current assets	47,687,338			23,311,881
Property and equipment, net	1,948,797			963,069
Intangible assets, net	37,149,671			2,584,443
Goodwill	31,028,723			10,972,547
Loan Origination fees	682,900
Other assets	1,201,925			112,054
Total assets	119,699,354			37,943,994
Current liabilities:
Accounts payable	3,231,753			4,150,730
Revenue share liabilities	1,833,061
Accrued liabilities	3,562,635			1,925,901
Note payable – current	2,400,000
Deferred revenue	7,229,648			10,438,487
Capital leases and other	70,764
Total current liabilities	18,327,861			16,515,118
Notes payable – non current	20,791,410
Warrant liability	8,362,667
Deferred revenue – non current	331,104			1,073,223
Deferred tax liabilities	7,073,288			704,496
Deferred rent	228,520
Capital leases and other	523,979
Total liabilities	55,638,829			18,292,837
Commitment and Contingencies
Stockholders’ equity:
Common stock	1,177	10,000	689
Additional paid-in capital	75,265,351			10,149,643
Accumulated comprehensive income (loss)	230,758			(38,940)
Notes receivable – restricted stock				(207,025)
Retained earnings (accumulated deficit)	(11,436,761)			9,736,790
Total stockholders’ equity	64,060,525			19,651,157
Total liabilities and stockholders’ equity	$ 119,699,354			$ 37,943,994